INCOME TAX (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Change in valuation allowance					$ 341,300
Net operating losses	$ 1,059,500	$ (388,500)	$ (383,100)	$ (1,305,100)	$ (3,490,700)	$ (158,400)
Limitations on use					These NOLs will not expire but are limited to 80% of taxable income, due to the CARES Act.
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Net operating losses					$ 8,500,000